Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund)
Supplement dated January 31, 2024
to the Prospectus dated May 1, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund)
Effective immediately, the table under the section entitled “Performance—Average Annual Total Returns (For the Periods Ended December 31, 2022)” on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class I Shares	-22.92%	5.64%	10.15%
Class II Shares	-22.95%	5.60%	10.07%
Class Y Shares	-22.95%	5.60%	10.07%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)	-29.14%	9.13%	12.37%
S&P 500® Index (reflects no deduction for fees or expenses)	-18.11%	9.42%	12.56%

NVIT Calvert Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund)
Supplement dated January 31, 2024
to the Prospectus dated May 1, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund)
Effective immediately, the table under the section entitled “Performance—Average Annual Total Returns (For the Periods Ended December 31, 2022)” on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class I Shares	-22.92%	5.64%	10.15%
Class II Shares	-22.95%	5.60%	10.07%
Class Y Shares	-22.95%	5.60%	10.07%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)	-29.14%	9.13%	12.37%
S&P 500® Index (reflects no deduction for fees or expenses)	-18.11%	9.42%	12.56%

NVIT Calvert Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.92%)
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	10.15%
NVIT Calvert Equity Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.95%)
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	10.07%
NVIT Calvert Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.95%)
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	10.07%
NVIT Calvert Equity Fund | Russell 1000® Growth Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.14%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.37%
NVIT Calvert Equity Fund | S&P 500® Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%